VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.08

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	1	10.00%
Delinquency, No Missing Data	9	90.00%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	10	100.00%